Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000241133 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000241133 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[1]
C000241133 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000241133 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000241133 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000241133 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[1]
C000241133 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[1]
C000241133 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000241132 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000241132 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[2]
C000241132 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000241132 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000241132 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000241132 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[2]
C000241132 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[2]
C000241132 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000241131 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000241131 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[3]
C000241131 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000241131 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000241131 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000241131 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[3]
C000241131 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[3]
C000241131 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000241134 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000241134 [Member] | All other Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	48.00%	[4]
C000241134 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000241134 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000241134 [Member] | Software [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[4]
C000241134 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%	[4]
C000241134 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	38.00%	[4]
C000241134 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[4]
C000241136 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000241136 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[5]
C000241136 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[5]
C000241136 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[5]
C000241136 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241136 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241136 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000241136 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000241137 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000241137 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[6]
C000241137 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[6]
C000241137 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[6]
C000241137 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241137 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241137 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000241137 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000241138 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000241138 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[7]
C000241138 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
C000241138 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[7]
C000241138 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241138 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241138 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000241138 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000241135 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[8]
C000241135 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[8]
C000241135 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[8]
C000241135 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Total Investments	58.00%	[8]
C000241135 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	29.00%
C000241135 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
C000241135 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%
C000241135 [Member] | Currencies [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%

[1]	Percentage of total investments as of December 31, 2025.
[2]	Percentage of total investments as of December 31, 2025.
[3]	Percentage of total investments as of December 31, 2025.
[4]	Percentage of total investments as of December 31, 2025.
[5]	Percentage of total investments as of December 31, 2025.
[6]	Percentage of total investments as of December 31, 2025.
[7]	Percentage of total investments as of December 31, 2025.
[8]	Percentage of total investments as of December 31, 2025.